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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

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1.    Name and address of issuer:
      New England Variable Life Separate Account
      C/O New England Life Insurance Company
      501 Boylston Street, Boston, MA 02117

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2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities
      of the issuer, check the box but do not list series or classes)   X

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3.    Investment Company Act File Number:   811-3713
      Securities Act File Number: *333-73676; 333-89409; 333-46401; 333-21767;
      33-65263; 33-88082; 33-66864; 33-64170; 33-52050; 33-19540; 33-10954;
      2-82838 and 333-103193

      *The fee will be paid in the filing of 333-73676

      CIK                                   0000717347

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4(a). Last day of fiscal year for which this Form is filed: December 31, 2003

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4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c). Check box if this is the last time the issuer will be filing this Form.

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5.    Calculation of registration fee:

      (i)     Aggregate sale price of securities sold during the
              fiscal year pursuant to section 24(f):                $557,651,313
                                                                    ------------

      (ii)    Aggregate price of securities redeemed or
              repurchased during the fiscal year:                   $163,837,386
                                                                    ------------

      (iii)   Aggregate price of securities redeemed or
              repurchased during any prior fiscal year ending
              no earlier than October 11, 1995 that were not
              previously used to reduce registration fees
              payable to the Commission:                            $          0
                                                                    ------------

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      (iv)    Total available redemption credits [add
              Items 5(ii) and 5(iii):                             $(163,837,386)
                                                                  -------------

      (v)     Net sales -- if Item 5(i) is greater than
              Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:    $ 393,813,927
                                                                  -------------

      (vi)    Redemption credits available for use in             $          (0)
              future years--if Item 5(i) is less than
              Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

      (vii)   Multiplier for determining registration               x 0.0001267
              fee (See Instruction C.9):                          -------------

      (viii)  Registration fee due [multiply Item 5(v) by             = $49,897
              Item 5(vii)] (enter "0" if no fee is due):          -------------

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6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
      NA___________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _NA________

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7.    Interest due -- if this Form is being filed more than
      90 days after the end of the issuer's fiscal year
      (see Instruction D):
                                                                           + $0
                                                                  -------------

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8.    Total of the amount of the registration fee due plus
      any interest due [line 5(viii) plus line 7]:                    = $49,897*
                                                                  -------------

      *The fee will be paid in the filing of 333-73676

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9.    Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository: March 26, 2004
              Method of Delivery:

                                 Wire Transfer
                                 CIK: 0000717347

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

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      By (Signature and Title) By: Marie C. Swift, Vice President and Counsel

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                                                        /S/ Marie C. Swift

Date March 26, 2004

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